Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document And Entity Information
Entity Registrant Name	Entera Bio Ltd.
Entity Central Index Key	0001638097
Document Type	20-F
Document Period End Date	Dec. 31, 2020
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Entity Interactive Data Current	Yes
Is Entity's Reporting Status Current?	Yes
Entity Incorporation, State or Country Code	IL
Entity File Number	001-38556
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Transition Period	false
Entity Common Stock, Shares Outstanding	23,738,642
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020